SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2024	Apr. 30, 2022
Product Information [Line Items]
Cash Equivalents, at Carrying Value	$ 0	$ 0
Cash, Uninsured Amount	761,800	1,229,000
Restricted Cash	10,000	10,000
Accounts Receivable, Allowance for Credit Loss	0	$ 0
Cash	1,000,000
Offering costs	$ 204,647			$ 1,500,000
Subsequent Event [Member]
Product Information [Line Items]
Cash			$ 1,500,000
Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member] | Customers Outside The U S [Member]
Product Information [Line Items]
Revenues from contracts with customers	13.00%	9.00%